Related parties (Details 1) ₩ in Thousands		3 Months Ended			6 Months Ended						12 Months Ended
		Dec. 31, 2024 USD ($)		Dec. 31, 2024 USD ($)	Jun. 30, 2026 USD ($)		Jun. 30, 2026 KRW (₩)		Jun. 30, 2025 USD ($)		Dec. 31, 2025 USD ($)		Dec. 31, 2025 KRW (₩)		Dec. 31, 2024 KRW (₩)
IfrsStatementLineItems [Line Items]
Beginning Balance | $					$ 84,669				$ 80,989		$ 80,989
Increase | $				$ 80,989							3,680
Decrease | $
Ending Balance | $		80,989		80,989							84,669
CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance							₩ 742,895						₩ 264,245		₩ 4,275,450
Increase							4,011,022						799,703		467,907
Decrease													321,053		4,479,112
Ending Balance							4,753,917						742,895		264,245
Total for all related parties [member] | Eun Jong Choi [Member] | Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance | $					52,918				50,618		50,618
Increase | $		50,618	[1]		1,140	[2],[3]					2,300	[4]
Decrease | $
Ending Balance | $		50,618		50,618	54,058						52,918
Total for all related parties [member] | Eun Jong Choi [Member] | Short term loan receivable [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance							140,000						140,000		600,000
Increase
Decrease															460,000
Ending Balance							140,000						140,000		140,000
Total for all related parties [member] | Eun Jong Choi [Member] | Short term loan receivables [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance							36,035						29,595		6,338
Increase							3,194						6,440		23,257
Decrease
Ending Balance							39,229						36,035		29,595
Total for all related parties [member] | CubeBio Co., Ltd. [Member] | Promissory Note Payables [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance | $					31,751				30,371		30,371
Increase | $		30,371	[5]						684	[6],[7]	1,380	[8]
Decrease | $
Ending Balance | $		$ 30,371		$ 30,371	$ 32,435				31,055		$ 31,751
Total for all related parties [member] | CubeBio Holdings., Ltd. [Member] | Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Ending Balance | $									$ 51,758
Total for all related parties [member] | CubeBio Holdings., Ltd. [Member] | Short term loan receivable [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance							43,047						44,100
Increase							8,902								44,100
Decrease													1,053
Ending Balance							51,949						43,047		44,100
Total for all related parties [member] | CubeBio Holdings., Ltd. [Member] | Short term loan receivables [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance							2,517						550
Increase							1,393						1,967		550
Decrease
Ending Balance							3,910						2,517		550
Total for all related parties [member] | Well core [Member] | Borrowing [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Increase							1,000,000						270,000
Decrease													270,000
Ending Balance							1,000,000
Total for all related parties [member] | Well core [Member] | Short term loan receivable [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance															309,112
Increase
Decrease															309,112
Ending Balance
Total for all related parties [member] | Well core [Member] | Short-term borrowings [member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Increase															400,000
Decrease															400,000
Ending Balance
Total for all related parties [member] | Well core [Member] | Accrued Expense [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Increase							11,973
Decrease
Ending Balance							11,973
Total for all related parties [member] | Dongsung D&C [Member] | Short term loan receivable [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance							220,000
Increase							100,000						220,000
Decrease
Ending Balance							320,000						220,000
Total for all related parties [member] | Dongsung D&C [Member] | Short term loan receivables [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance							1,296
Increase							5,560						1,296
Decrease
Ending Balance							6,856						1,296
Total for all related parties [member] | Dongsung D&C [Member] | Other payables advances received for allotment of common shares [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	[9]
Increase	[9]						1,280,000
Decrease	[9]
Ending Balance	[9]						1,280,000
Total for all related parties [member] | Noh Bin Park [Member] | Bond with warrants [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	[10]							[11]					20,000	[11]	20,000
Increase	[10]													[11]
Decrease	[10]												20,000	[11]
Ending Balance	[10],[11]														20,000
Total for all related parties [member] | Ho Sung Han [Member] | Bond with warrants [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	[10]							[11]					15,000	[11]	15,000
Increase	[10]													[11]
Decrease	[10]												15,000	[11]
Ending Balance	[10],[11]														15,000
Total for all related parties [member] | Jung Gon Kim [Member] | Bond with warrants [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	[10]														2,400,000
Increase	[10]
Decrease	[10]														2,400,000
Ending Balance	[10]
Total for all related parties [member] | Jung Gon Kim [Member] | Other Payables [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance							300,000	[12]						[10],[11]
Increase							1,600,000	[12]					300,000	[10],[11]
Decrease								[12]						[10],[11]
Ending Balance							1,900,000	[12]					300,000	[12]		[10],[11]
Total for all related parties [member] | Gyung Ha Yu [Member] | Bond with warrants [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	[10]							[11]					15,000	[11]	15,000
Increase	[10]													[11]
Decrease	[10]												15,000	[11]
Ending Balance	[10],[11]														15,000
Total for all related parties [member] | Jae Myung Kim [Member] | Bond with warrants [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	[10]														700,000
Increase	[10]
Decrease	[10]														700,000
Ending Balance	[10]
Total for all related parties [member] | Se Yoon Kim [Member] | Bond with warrants [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	[10]														210,000
Increase	[10]
Decrease	[10]														210,000
Ending Balance	[10]

[1]	The Company recognized interest income accrued under an agreement to issue 50,000 shares of common share in consideration for gross proceeds of $50,000 during the period from September 24, 2024 (inception), through December 31, 2024.
[2]	The Company recognized interest income accrued under an agreement to issue 50,000 shares of common share in consideration for gross proceeds of $50,000 during the six months ended June 30, 2025.
[3]	The Company recognized interest income accrued under an agreement to issue 50,000 shares of common share in consideration for gross proceeds of $50,000 during the six months ended June 30, 2026.
[4]	The Company recognized interest income accrued under an agreement to issue 50,000 shares of common share in consideration for gross proceeds of $50,000 during the year ended December 31, 2025, which originally commenced in 2024 and was subsequently extended from 2025 to 2026.
[5]	The Company recognized interest expense accrued under a promissory note to pay $30,000 issued for common share issuing-related costs and organization costs paid by CubeBio Co., Ltd. on behalf of the Company during the period from September 24, 2024 (inception), through December 31, 2024.
[6]	The Company recognized interest expense accrued under a promissory note to pay $30,000 issued for common share issuing-related costs and organization costs paid by CubeBio Co., Ltd. on behalf of the Company during the six months ended June 30, 2025.
[7]	The Company recognized interest expense accrued under a promissory note to pay $30,000 issued for common share issuing-related costs and organization costs paid by CubeBio Co., Ltd. on behalf of the Company during the six months ended June 30, 2026.
[8]	The Company recognized interest expense accrued under a promissory note to pay $30,000 issued for common share issuing-related costs and organization costs paid by CubeBio Co., Ltd. on behalf of the Company during the year ended December 31, 2025, which originally commenced in 2024 and was subsequently extended from 2025 to 2026.
[9]	The Company received an advance payment of KRW 1,280,000 thousand from Dongsung D&C in connection with a planned investment, which was recorded within other payables as of June 30, 2026, as no shares had been issued. Subsequent to the reporting date, the transaction was finalized as a third-party allotment of common shares, under which the advance payment will be applied as share subscription proceeds (refer to Note 29).
[10]	The amounts are presented in principal of bonds.
[11]	The amounts are presented in principal of bonds.
[12]	On November 4, 2025, the Company entered into an agreement with Jung Gon Kim to dispose of 1,000,000 treasury shares at KRW 3,000 per share, for total consideration of KRW 3,000,000 thousand. The Company received a down payment of KRW 300,000 thousand in the prior year and an interim payment of KRW 1,600,000 thousand during the six-month period ended June 30, 2026. As the shares had not been transferred as of June 30, 2026, the cumulative amount received of KRW 1,900,000 thousand was recorded as other payable.